Note 45 - Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Tables)	6 Months Ended
Jun. 30, 2018
Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Table of Profit (loss) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Millions of euros)
	June 2018	June 2017
Gains on sale of real estate	70	27
Impairment of non-current assets held for sale	(41)	(52)
Gains on sale of investments classified as non current assets held for sale	-	7
Total	29	(18)